Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of business combinations [text block] [Abstract]
Schedule of total purchase price paid
December 8, 2020
U.S. dollar in thousands
Consideration:
Cash consideration	1,049
Contingent consideration	684
1,733

July 4, 2021
U.S. dollar in thousands
Consideration:
Cash	3,700
Fair value of ordinary shares issued	5,808
9,508

Schedule of the fair values of assets acquired and liabilities
December 8, 2020
U.S. dollar in thousands
Cash and cash equivalents	30
Accounts receivable - trade	11
Accounts receivable - other	61
Customer relations	515
Accounts payable - trade	(12)
Accounts payable - other	(2)
Contract liabilities	(139)
Goodwill	1,269
Net assets acquired	1,733

July 4, 2021
U.S. dollar in thousands

Customer relations	3,228
Technologies	792
Deferred tax liabilities	(825)
Property and equipment, net	2
Goodwill	6,311
Net assets acquired	9,508